UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06443

The BlackRock Income Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Income Opportunity Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2004

BlackRock Income Opportunity Trust, Inc. (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—120.6%
			Mortgage Pass-Throughs—25.9%
			Federal Home Loan Mortgage Corp.,
	$12,966		6.50%, 1/01/26 - 11/01/32	$ 13,569,266
	4,000	[2]	6.875%, 9/15/10	4,525,640
			Federal National Mortgage Assoc.,
	49,819	[2]	5.50%, 12/01/13 - 2/01/33	50,007,682
	10,301		6.00%, 3/01/27 - 11/01/32	10,591,276
	408		7.00%, 2/01/24 - 1/01/29	433,548
	15,934		5.50%, TBA	16,410,979
	10,652		6.00%, TBA	11,135,073
	145		Government National Assoc., 8.00%, 4/15/24 - 11/15/25	159,980

			Total Mortgage Pass-Throughs	106,833,444

			Federal Housing Administration—1.4%
			GMAC Projects,
	733		Ser. 37, 7.43%, 5/01/22	764,322
	424		Ser. 44, 7.43%, 8/01/22	442,717
			Merrill Projects,
	197		Ser. 29, 7.43%, 10/01/20	205,084
	429		Ser. 42, 7.43%, 9/01/22	447,047
	1,943		Reilly Project, Series B-11, 7.40%, 4/01/21	2,024,829
	1,967		Westmore Project 8240, 7.25%, 4/01/21	2,041,413

			Total Federal Housing Administration	5,925,413

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.0%
AAA	50	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12	50,251

			Adjustable Rate Mortgage Securities—0.0%
	28		Federal National Mortgage Assoc., Ser. 256, Class F, 2.969%, 11/25/23	24,957

			Inverse Floating Rate Mortgages—0.8%
	1,000		Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	1,086,970
			Federal National Mortgage Assoc.,
	1,808		Ser. 23, Class PS, 9.737%, 4/25/23	1,955,694
	19		Ser. 46, Class S, 21.827%, 5/25/21	5,608
	23		Ser. 49, Class S, 8.821%, 12/25/21	2,414
	117		Ser. 87, Class S, 22.79%, 8/25/21	140,842
	29		Ser. 145, Class S, 30.909%, 10/25/06	34,251

			Total Inverse Floating Rate Mortgages	3,225,779

			Interest Only Asset-Backed Securities—1.0%
	44,658		Sterling Coofs Trust, 2.362%, 4/15/29	3,977,357

			Interest Only Mortgage-Backed Securities—2.6%
			Federal Home Loan Mortgage Corp.,
	21		Ser. 19, Class R, 3/15/20	2,541
	0		Ser. 75, Class R, 1/15/21	6
	0		Ser. 75, Class RS, 1/15/21	6
	0		Ser. 173, Class R, 11/15/21	25
	0		Ser. 173, Class RS, 11/15/21	26
	6		Ser. 176, Class M, 7/15/21	76
	1		Ser. 192, Class U, 2/15/22	78
	32		Ser. 200, Class R, 12/15/22	584
	17		Ser. 1043, Class H, 2/15/21	24,162
	3		Ser. 1054, Class I, 3/15/21	455
	17		Ser. 1056, Class KD, 3/15/21	2,241
	22		Ser. 1057, Class J, 3/15/21	4,678
	58		Ser. 1148, Class E, 10/15/21	1,224
	17		Ser. 1179, Class O, 11/15/21	289
	16		Ser. 1221, Class H, 3/15/07	274
	604		Ser. 1223, Class H, 3/15/22	119,055

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(continued)
			Federal Home Loan Mortgage Corp. - (continued)
	$ 424		Ser. 1254, Class Z, 4/15/22	$ 28,505
	1,254		Ser. 1809, Class SC, 12/15/23	70,163
	846		Ser. 1831, Class PG, 3/15/11	93,803
	9,313		Ser. 2611, Class QI, 9/15/32	1,889,209
			Federal National Mortgage Assoc.,
	184		Ser. 5, Class H, 1/25/22	26,629
	13		Ser. 7, Class 2, 4/01/17	2,929
	775		Ser. 7, Class PH, 4/25/11	84,372
	40		Ser. 7, Class S, 3/25/21	5,824
	115		Ser. 10, Class S, 5/25/21	14,236
	90		Ser. 12, Class S, 5/25/21	18,696
	8,879		Ser. 16, Class IW, 11/25/12	680,472
	58		Ser. 17, Class S, 6/25/21	8,340
	1		Ser. 20, Class H, 3/25/06	38
	81		Ser. 33, Class PV, 10/25/21	18,575
	8		Ser. 38, Class N, 4/25/21	897
	902		Ser. 46, Class H, 12/25/09	166,551
	818		Ser. 50, Class SI, 4/25/23	20,184
	2		Ser. 54, Class H, 5/25/05	97
	15,877		Ser. 64, Class QI, 1/25/33	3,287,229
	4,169		Ser. 70, Class IN, 5/25/15	336,340
	8		Ser. 84, Class H, 8/25/06	539
	24		Ser. 89, Class 2, 6/01/18	4,705
	25,750		Ser. 92, Class IC, 4/25/13	2,935,758
	6		Ser. 94, Class 2, 8/01/21	1,411
	30		Ser. 99, Class L, 8/25/21	4,131
	5		Ser. 123, Class M, 10/25/20	789
	40		Ser. 136, Class S, 11/25/20	43,226
	47		Ser. 139, Class PT, 10/25/21	4,903
	25		Ser. 141, Class SA, 8/25/07	5,583
	10,189	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	205,366
	316		Government National Assoc., Ser. 3, Class E, 6/16/25	56,682
	5,303	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	4,972
	2,707	[3]	Morgan Stanley Capital 1, Inc., Ser. HF1, Class X, 6/15/17	78,771
	6,573		Residential Asset Securization Trust, Ser. A3, Class X, 5/25/29	36,248
	7,490		Salomon Brothers Mortgage Securities VII Inc., Ser. 1, 3/25/22	91,382
	19,114		Vendee Mortgage Trust, Ser. 1, 2/15/27	151,195

			Total Interest Only Mortgage-Backed Securities	10,534,469

			Principal Only Mortgage-Backed Securities—0.4%
	250	[2]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 2/15/24	217,176
			Federal National Mortgage Assoc.,
	72		Ser. 51, Class E, 2/25/23	52,402
	28		Ser. 70, Class A, 5/25/23	23,650
	33		Ser. 167, Class D, 10/25/17	31,519
	50		Ser. 203, Class 1, 2/01/23	43,212
	36		Ser. 228, Class 1, 5/01/23	30,544
	6,055		Resolution Funding Corp., Ser. B, 4/15/30	1,393,437

			Total Principal Only Mortgage-Backed Securities	1,791,940

			Collateralized Mortgage Obligation Residuals—2.5%
			Collateralized Mortgage Obligation Trust,
	3		Ser. 40, Class R, 4/01/18	345
	61		Ser. 42, Class R, 10/01/14	617
			Morgan Stanley Mortgage Trust,
	60		Ser. 38, Class 2, 11/20/21	10,522
	65		Ser. 39, Class 2, 12/20/21	11,435
	9,369		Residential Funding Securities Corp., Ser. RM2, Class AI5, 5/25/33	10,352,588

			Total Collateralized Mortgage Obligation Residuals	10,375,507

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Corporate Bonds—60.8%
		Aero & Defense—2.2%
B-	$ 1,235	BE Aerospace, Inc., 9.50%, 11/01/08	$ 1,247,350
BB-	1,500	L-3 Communications Corp., 7.625%, 6/15/12	1,601,250
BBB+	1,250	Lockheed Martin Corp., 8.50%, 12/01/29	1,586,788
BBB	1,000	Northrop Grumman Corp., 7.125%, 2/15/11	1,125,630
BBB-	1,200	Raytheon Co., 6.15%, 11/01/08	1,289,868
BB+	2,000	7.00%, 5/15/06	2,111,120

			8,962,006

		Automotive—2.1%
BBB-	2,000	Briggs & Stratton Corp., 8.875%, 3/15/11	2,345,000
B+	2,340	Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,322,450
A3	3,000 [2]	Ford Motor Credit Co., 6.875%, 2/01/06	3,147,930
A3	700	General Motors Acceptance Corp., 6.75%, 1/15/06	732,774

			8,548,154

		Basic Material—0.8%
A2	2,000	Alcoa, Inc., 7.375%, 8/01/10	2,284,280
B	1,000	Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,065,000

			3,349,280

		Building & Development—0.6%
BBB-	2,500	D.R. Horton, Inc., 10.50%, 4/01/05	2,612,500

		Chemical—0.9%
CCC	500	Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom)	382,500
B+	3,000	Lyondell Chemical Co., 11.125%, 7/15/12	3,330,000

			3,712,500

		Conglomerates—1.7%
A	2,000	Avery Dennison Corp., 4.875%, 1/15/13	1,974,960
AAA	3,650	General Electric Co., 5.00%, 2/01/13	3,642,846
A+	1,300	Honeywell, Inc., 6.125%, 11/01/11	1,397,747

			7,015,553

		Consumer Products—7.7%
B	1,875	American Seafoods Group LLC, 10.125%, 4/15/10	2,250,000
BBB-	1,500	Autonation, Inc., 9.00%, 8/01/08	1,680,000
B3	2,000	Buffets Inc., 11.25%, 7/15/10	2,120,000
		General Mills, Inc.,
BBB+	550	5.125%, 2/15/07	571,373
BBB+	1,700	6.00%, 2/15/12	1,788,298
		Kellogg Co.,
BBB+	700	Ser. B, 6.00%, 4/01/06	733,292
BBB+	2,000	Ser. B, 6.60%, 4/01/11	2,204,300
A3	2,000	Kraft Foods, Inc., 5.625%, 11/01/11	2,058,040
BBB	1,000	Kroger Co., 5.50%, 2/01/13	1,006,150
AA-	3,000	Procter & Gamble Co., 6.875%, 9/15/09	3,371,820
B	2,000	Roundys, Inc., Ser. B, 8.875%, 6/15/12	2,095,000
BBB	2,495	Safeway, Inc., 6.50%, 3/01/11	2,665,633
A+	2,000	Unilever Capital Corp., 7.125%, 11/01/10	2,277,960
AA	3,000	Wal-Mart Stores, Inc., 6.875%, 8/10/09	3,353,730
BBB-	3,000	Yum! Brands, Inc., 8.875%, 4/15/11	3,648,336

			31,823,932

		Containers & Glass—1.3%
B+	1,500	Crown European Holdings SA, 9.50%, 3/01/11 (United Kingdom)	1,650,000
BB-	2,250	Owens-Brockway Glass Container, 8.875%, 2/15/09	2,441,250
B+	1,240	Stone Container Corp., 9.25%, 2/01/08	1,364,000

			5,455,250

		Ecological Services & Equipment—1.2%
B+	2,348	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	2,471,270
B	2,250	Casella Waste Systems, Inc., 9.75%, 2/01/13	2,413,125

			4,884,395

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Electronics—0.4%
B-	$ 1,750		Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09	$ 1,859,375

			Energy—6.9%
BBB+	600		Anadarko Petroleum Corp., 5.375%, 3/01/07	627,666
BB	2,500		Chesapeake Energy Corp., 9.00%, 8/15/12	2,856,250
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11	3,280,170
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,054,940
B	2,500		Dresser, Inc., 9.375%, 4/15/11	2,700,000
BBB	1,500		DTE Energy Co., 7.05%, 6/01/11	1,638,810
B	1,500	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,650,000
B1	1,000		El Paso Natural Gas Co., 7.625%, 8/01/10	1,035,000
B-	1,500		El Paso Production Holding Co., 7.75%, 6/01/13	1,432,500
BBB+	640		Exelon Corp., 6.75%, 5/01/11	700,358
			FirstEnergy Corp.,
BBB-	480		Ser. B, 6.45%, 11/15/11	507,341
BBB-	1,500		Ser. C, 7.375%, 11/15/31	1,620,897
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,335,900
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,065,880
BBB+	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	1,996,326
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,897,758
Baa2	2,000		7.10%, 3/01/11	2,202,380

				28,602,176

			Finance & Banking—12.5%
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,827,570
Aa3	1,400	[2]	Bank One Corp., 6.50%, 2/01/06	1,474,634
Aa3	2,000	[3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,098,588
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	529,060
AA	6,000		Citigroup, Inc., 5.625%, 8/27/12	6,230,580
			Credit Suisse First Boston USA, Inc.,
AA-	700	[2]	6.125%, 11/15/11	742,742
AA-	1,000		7.125%, 7/15/32	1,111,100
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,085,000
AAA	4,000		Federal National Mortgage Assoc., 4.375%, 9/15/12	3,886,960
AAA	3,000		General Electric Capital Corp., 6.75%, 3/15/32	3,272,820
A3	4,000		General Motors Acceptance Corp., 6.875%, 8/28/12	4,065,560
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,083,660
A+	3,650		Household Finance Corp., 6.375%, 10/15/11 - 11/27/12	3,914,803
			JP Morgan Chase & Co.,
Aa3	2,100		5.25%, 5/30/07	2,195,172
A1	1,000		6.75%, 2/01/11	1,098,400
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,127,350
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,630,800
A	2,000		MetLife, Inc., 5.375%, 12/15/12	2,041,220
			Morgan Stanley,
AA-	600		5.80%, 4/01/07	634,146
AA-	1,600		6.75%, 4/15/11	1,754,816
A+	2,000		Northern Trust Co., 6.30%, 3/07/11	2,179,640
AA	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,379,580
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,308,780

				51,672,980

			Forest Products—1.8%
B	2,000		Caraustar Industries, Inc., 9.875%, 4/01/11	2,080,000
BB-	2,500		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	2,575,000
			Weyerhaeuser Co.,
BBB	1,550		5.95%, 11/01/08	1,646,736
BBB	1,000		6.75%, 3/15/12	1,091,860

				7,393,596

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Health Care—1.3%
A+	$1,000	Bristol Myers Squibb Co., 5.75%, 10/01/11	$ 1,047,130
NR	3,000	HealthSouth Corp., 7.00%, 6/15/08	2,895,000
BB+	1,500	Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,605,000

			5,547,130

		Hotels & Casinos—2.8%
B+	2,000	Boyd Gaming Corp., 8.75%, 4/15/12	2,160,000
B	1,700	Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,870,000
Ba3	802	Host Marriot Corp., Ser. B, 7.875%, 8/01/08	824,055
Ba2	1,000	MGM Mirage, 9.75%, 6/01/07	1,098,750
Ba2	2,000	Park Place Entertainment Corp., 8.875%, 9/15/08	2,225,000
BB+	3,000	Starwood Hotels & Resorts World, 7.875%, 5/01/12	3,240,000

			11,417,805

		Industrial Equipment—0.6%
B	2,010	Manitowoc, Inc., 10.50%, 8/01/12	2,291,400

		Media—5.3%
B1	2,000	Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,185,000
		AOL Time Warner, Inc.,
BBB+	2,000	7.70%, 5/01/32	2,223,920
BBB+	3,000	9.125%, 1/15/13	3,679,200
BBB	2,460	AT&T Broadband Corp., 8.375%, 3/15/13	2,914,116
Caa1	675	Charter Communications Holdings II LLC, 10.25%, 9/15/10	680,063
CCC-	2,425	Charter Communications Holdings LLC, 10.75%, 10/01/09	1,970,313
BBB	1,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,088,530
BB-	3,000	EchoStar DBS Corp., 10.375%, 10/01/07	3,187,500
B	1,000	Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,145,000
CCC+	3,000	WRC Media, Inc., 12.75%, 11/15/09	2,730,000

			21,803,641

		Other—4.6%
A3	17,040 [3]	Targeted Return Index Securities Trust, Inc, Ser. 10-2002, 6.909%, 1/15/12	18,762,232

		Real Estate—0.5%
BBB+	1,000	AvalonBay Communities, Inc., 6.625%, 9/15/11	1,083,230
BBB+	800	EOP Operating LP, 7.00%, 7/15/11	878,656

			1,961,886

		Technology—0.5%
BB+	2,000	Seagate Technology Holdings, 8.00%, 5/15/09	2,075,000

		Telecommunication—3.1%
A-	2,000	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	2,357,240
B+	3,000	PanAmSat Corp., 8.50%, 2/01/12	3,466,410
		SBC Communications, Inc.,
A+	450	5.875%, 8/15/12	467,375
A+	1,000	6.25%, 3/15/11	1,067,940
A+	1,000	Verizon Global Funding Corp., 7.75%, 6/15/32	1,141,850
Aa3	3,000	Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	3,082,770
A	1,000	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,153,310

			12,736,895

		Transportation—2.0%
BBB+	1,000	Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	1,046,930
BBB+	1,000	Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,089,857
BBB	1,475	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,589,917
B	2,000	Railamerica Transportation Corp., 12.875%, 8/15/10	2,280,000
BBB	2,000	Union Pacific Corp., 6.125%, 1/15/12	2,118,200

			8,124,904

		Total Corporate Bonds	250,612,590

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		U.S. Government and Agency Securities—24.3%
	$ 18,290	Overseas Private Investment Corp., zero coupon—7.35%, 5/29/12	$ 18,754,136
	1,754	Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,875,114
	11,500 [2]	U.S. Treasury Bonds, 5.375%, 2/15/31	11,776,690
		U.S. Treasury Notes,
	9,300 [2]	2.00%, 5/15/06	9,209,902
	860	2.50%, 5/31/06	858,383
	690	3.875%, 5/15/09	696,362
	20,600 [2]	4.00%, 11/15/12 - 2/15/14	19,881,135
	21,185 [2]	4.25%, 8/15/13 - 11/15/13	20,863,621
	15,180 [2]	4.75%, 5/15/14	15,502,575
	700	4.875%, 2/15/12	729,313

		Total U.S. Government and Agency Securities	100,147,231

		Foreign Government Bonds—0.8%
Baa2	3,000	United Mexican States, 8.00%, 9/24/22	3,225,000

		Total Long-Term Investments (cost $485,520,599)	496,723,937

		SHORT-TERM INVESTMENTS—8.3%
		U.S. Government and Agency Securities—8.3%
	2,000	Federal National Mortgage Assoc., 1.28%, 8/02/04	1,999,929
	32,464	U.S. Treasury Notes, 1.08%, 8/04/04	32,463,750

		Total Short-Term Investments (cost $34,463,679)	34,463,679

		Total investments before investments sold short and outstanding options ($519,984,278)	531,187,616

		INVESTMENTS SOLD SHORT—(7.8%)
	(33,000)	U.S. Treasury Notes, 1.08%, 8/04,04 (proceeds $32,271,393)	(32,132,463)

	Notional
	Amount
	(000)

		OUTSTANDING OPTIONS PURCHASED—0.0%
		Interest Rate Swap,
	13,100	3-month LIBOR over 4.90%, expires 11/19/04,	38,665
	13,100	6.25% over 3-month LIBOR, expires 11/19/04,	39,615

		Total Outstanding Options Purchased (cost $82,530)	78,279

		OUTSTANDING OPTIONS WRITTEN—(0.2%)
		Interest Rate Swap,
	(55,000)	3 month LIBOR over 5.75%, expires 9/23/05	(508,200)
	(13,100)	3-month LIBOR over 6.05%, expires 2/23/05	(178,967)
	(28,400)	3.00% over 3-month LIBOR, expires 1/19/05	(46,041
	(13,100)	5.05% over 3 month LIBOR, expires 2/23/05	(110,668)

		Total Outstanding Options Written (premium received $1,531,313)	(843,876)

		Total investments, net of investments sold short and outstanding options—121.0%	498,289,556
		Liabilities in excess of other assets—(21.0)%	(86,342,298)

		Net Assets—100%	$411,947,258

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 5.5% of its net assets, with a current market value of $22,850,180, in securities restricted as to resale.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Income Opportunity Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004